CAPITAL COMMITMENTS CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL COMMITMENTS [Abstract]
Purchase Obligations
As at December 31, 2018, the estimated timing of the outstanding payments in connection with the Limited Notice to Proceed on the Gimi conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2019	21,530
21,530